Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Apr. 01, 2014
Prospectus Date	Apr. 01, 2014
AllianzGI China Equity Fund | Class A
Risk/Return:
Trading Symbol	ALQAX
AllianzGI China Equity Fund | Class C
Risk/Return:
Trading Symbol	ALQCX
AllianzGI China Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ALQIX
AllianzGI China Equity Fund | Class P
Risk/Return:
Trading Symbol	ALQPX
AllianzGI China Equity Fund | Class D
Risk/Return:
Trading Symbol	ALQDX
AllianzGI Convertible Fund | Class A
Risk/Return:
Trading Symbol	ANZAX
AllianzGI Convertible Fund | Class C
Risk/Return:
Trading Symbol	ANZCX
AllianzGI Convertible Fund | Class R
Risk/Return:
Trading Symbol	ANZRX
AllianzGI Convertible Fund | Institutional Class
Risk/Return:
Trading Symbol	ANNPX
AllianzGI Convertible Fund | Class P
Risk/Return:
Trading Symbol	ANCMX
AllianzGI Convertible Fund | Administrative Class
Risk/Return:
Trading Symbol	ANNAX
AllianzGI Convertible Fund | Class D
Risk/Return:
Trading Symbol	ANZDX
AllianzGI Disciplined Equity Fund | Class D
Risk/Return:
Trading Symbol	ARDDX
AllianzGI Disciplined Equity Fund | Class P
Risk/Return:
Trading Symbol	ARDPX
AllianzGI Disciplined Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ARDIX
AllianzGI Disciplined Equity Fund | Class A
Risk/Return:
Trading Symbol	ARDAX
AllianzGI Disciplined Equity Fund | Class C
Risk/Return:
Trading Symbol	ARDCX
AllianzGI Dynamic Emerging Multi-Asset Fund | Class A
Risk/Return:
Trading Symbol	ADYAX
AllianzGI Dynamic Emerging Multi-Asset Fund | Class C
Risk/Return:
Trading Symbol	ADYCX
AllianzGI Dynamic Emerging Multi-Asset Fund | Institutional Class
Risk/Return:
Trading Symbol	ADYNX
AllianzGI Dynamic Emerging Multi-Asset Fund | Class P
Risk/Return:
Trading Symbol	ADYPX
AllianzGI Dynamic Emerging Multi-Asset Fund | Class D
Risk/Return:
Trading Symbol	ADYDX
AllianzGI Global Allocation Fund | Class C
Risk/Return:
Trading Symbol	PALCX
AllianzGI Global Allocation Fund | Class D
Risk/Return:
Trading Symbol	AGADX
AllianzGI Global Allocation Fund | Class P
Risk/Return:
Trading Symbol	AGAPX
AllianzGI Global Allocation Fund | Class R
Risk/Return:
Trading Symbol	AGARX
AllianzGI Global Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	PALLX
AllianzGI Global Allocation Fund | Administrative Class
Risk/Return:
Trading Symbol	AGAMX
AllianzGI Global Allocation Fund | Class A
Risk/Return:
Trading Symbol	PALAX
AllianzGI Global Allocation Fund | Class B
Risk/Return:
Trading Symbol	PALBX
AllianzGI Global Growth Allocation Fund | Class A
Risk/Return:
Trading Symbol	ASGAX
AllianzGI Global Growth Allocation Fund | Class C
Risk/Return:
Trading Symbol	ASACX
AllianzGI Global Growth Allocation Fund | Class D
Risk/Return:
Trading Symbol	AGSDX
AllianzGI Global Growth Allocation Fund | Class P
Risk/Return:
Trading Symbol	AGSPX
AllianzGI Global Growth Allocation Fund | Class R
Risk/Return:
Trading Symbol	ASFRX
AllianzGI Global Growth Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	AGAIX
AllianzGI Global Growth Allocation Fund | Administrative Class
Risk/Return:
Trading Symbol	AGFAX
AllianzGI Global Water Fund | Class A
Risk/Return:
Trading Symbol	AWTAX
AllianzGI Global Water Fund | Class C
Risk/Return:
Trading Symbol	AWTCX
AllianzGI Global Water Fund | Class D
Risk/Return:
Trading Symbol	AWTDX
AllianzGI Global Water Fund | Class P
Risk/Return:
Trading Symbol	AWTPX
AllianzGI Global Water Fund | Institutional Class
Risk/Return:
Trading Symbol	AWTIX
AllianzGI High Yield Bond Fund | Class R
Risk/Return:
Trading Symbol	AYBRX
AllianzGI High Yield Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	AYBIX
AllianzGI High Yield Bond Fund | Class P
Risk/Return:
Trading Symbol	AYBPX
AllianzGI High Yield Bond Fund | Administrative Class
Risk/Return:
Trading Symbol	AYBVX
AllianzGI High Yield Bond Fund | Class D
Risk/Return:
Trading Symbol	AYBDX
AllianzGI High Yield Bond Fund | Class A
Risk/Return:
Trading Symbol	AYBAX
AllianzGI High Yield Bond Fund | Class C
Risk/Return:
Trading Symbol	AYBCX
AllianzGI International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	AOPAX
AllianzGI International Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | Class R
Risk/Return:
Trading Symbol	ALORX
AllianzGI International Small-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | Class P
Risk/Return:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | Administrative Class
Risk/Return:
Trading Symbol	ALOVX
AllianzGI International Small-Cap Fund | Class D
Risk/Return:
Trading Symbol	ALODX
AllianzGI Micro Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	AMCIX
AllianzGI Multi-Asset Real Return Fund | Class D
Risk/Return:
Trading Symbol	ALRDX
AllianzGI Multi-Asset Real Return Fund | Class A
Risk/Return:
Trading Symbol	ALRAX
AllianzGI Multi-Asset Real Return Fund | Class C
Risk/Return:
Trading Symbol	ALLCX
AllianzGI Multi-Asset Real Return Fund | Institutional Class
Risk/Return:
Trading Symbol	ALRNX
AllianzGI Multi-Asset Real Return Fund | Class P
Risk/Return:
Trading Symbol	ALRPX
AllianzGI NFJ Global Dividend Value Fund | Class A
Risk/Return:
Trading Symbol	ANUAX
AllianzGI NFJ Global Dividend Value Fund | Class C
Risk/Return:
Trading Symbol	ANUCX
AllianzGI NFJ Global Dividend Value Fund | Class D
Risk/Return:
Trading Symbol	ANUDX
AllianzGI NFJ Global Dividend Value Fund | Class P
Risk/Return:
Trading Symbol	ANUPX
AllianzGI NFJ Global Dividend Value Fund | Institutional Class
Risk/Return:
Trading Symbol	ANUIX
AllianzGI Retirement 2015 Fund | A
Risk/Return:
Trading Symbol	AZGAX
AllianzGI Retirement 2015 Fund | C
Risk/Return:
Trading Symbol	AZGCX
AllianzGI Retirement 2015 Fund | D
Risk/Return:
Trading Symbol	AZGDX
AllianzGI Retirement 2015 Fund | P
Risk/Return:
Trading Symbol	AZGPX
AllianzGI Retirement 2015 Fund | R
Risk/Return:
Trading Symbol	AZGRX
AllianzGI Retirement 2015 Fund | R6
Risk/Return:
Trading Symbol	AZGIX
AllianzGI Retirement 2015 Fund | Administrative
Risk/Return:
Trading Symbol	AZAMX
AllianzGI Retirement 2020 Fund | A
Risk/Return:
Trading Symbol	AGLAX
AllianzGI Retirement 2020 Fund | C
Risk/Return:
Trading Symbol	ABSCX
AllianzGI Retirement 2020 Fund | D
Risk/Return:
Trading Symbol	AGLDX
AllianzGI Retirement 2020 Fund | P
Risk/Return:
Trading Symbol	AGLPX
AllianzGI Retirement 2020 Fund | R
Risk/Return:
Trading Symbol	AGLRX
AllianzGI Retirement 2020 Fund | R6
Risk/Return:
Trading Symbol	AGNIX
AllianzGI Retirement 2020 Fund | Administrative
Risk/Return:
Trading Symbol	AGLMX
AllianzGI Retirement 2030 Fund | A
Risk/Return:
Trading Symbol	ABLAX
AllianzGI Retirement 2030 Fund | C
Risk/Return:
Trading Symbol	ABLCX
AllianzGI Retirement 2030 Fund | D
Risk/Return:
Trading Symbol	ABDIX
AllianzGI Retirement 2030 Fund | P
Risk/Return:
Trading Symbol	ABLPX
AllianzGI Retirement 2030 Fund | R
Risk/Return:
Trading Symbol	ABLRX
AllianzGI Retirement 2030 Fund | R6
Risk/Return:
Trading Symbol	ABLIX
AllianzGI Retirement 2030 Fund | Administrative
Risk/Return:
Trading Symbol	ABAMX
AllianzGI Retirement 2040 Fund | A
Risk/Return:
Trading Symbol	AVSAX
AllianzGI Retirement 2040 Fund | C
Risk/Return:
Trading Symbol	AVSCX
AllianzGI Retirement 2040 Fund | D
Risk/Return:
Trading Symbol	AVSDX
AllianzGI Retirement 2040 Fund | P
Risk/Return:
Trading Symbol	AVSPX
AllianzGI Retirement 2040 Fund | R
Risk/Return:
Trading Symbol	AVSRX
AllianzGI Retirement 2040 Fund | R6
Risk/Return:
Trading Symbol	AVTIX
AllianzGI Retirement 2040 Fund | Administrative
Risk/Return:
Trading Symbol	AVAMX
AllianzGI Retirement 2050 Fund | A
Risk/Return:
Trading Symbol	ASNAX
AllianzGI Retirement 2050 Fund | C
Risk/Return:
Trading Symbol	ASNCX
AllianzGI Retirement 2050 Fund | D
Risk/Return:
Trading Symbol	ASNDX
AllianzGI Retirement 2050 Fund | P
Risk/Return:
Trading Symbol	ASNPX
AllianzGI Retirement 2050 Fund | R
Risk/Return:
Trading Symbol	ASNRX
AllianzGI Retirement 2050 Fund | R6
Risk/Return:
Trading Symbol	ASNIX
AllianzGI Retirement 2050 Fund | Administrative
Risk/Return:
Trading Symbol	ANAMX
AllianzGI Retirement Income Fund | P
Risk/Return:
Trading Symbol	AGRPX
AllianzGI Retirement Income Fund | R
Risk/Return:
Trading Symbol	ASRRX
AllianzGI Retirement Income Fund | R6
Risk/Return:
Trading Symbol	AVRIX
AllianzGI Retirement Income Fund | Administrative
Risk/Return:
Trading Symbol	ARAMX
AllianzGI Retirement Income Fund | A
Risk/Return:
Trading Symbol	AGRAX
AllianzGI Retirement Income Fund | C
Risk/Return:
Trading Symbol	ARTCX
AllianzGI Retirement Income Fund | D
Risk/Return:
Trading Symbol	ARTDX
AllianzGI Ultra Micro Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	AUMIX
AllianzGI U.S. Small-Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	AEMIX